SHARE-BASED COMPENSATION (Employee share purchase plans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares remained authorized for future issuance under the plan (in shares)	83,545
Compensation expense included in selling, general and administrative expenses	$ 32,401	$ 37,660
Employee share purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of payroll deductions from salary to purchase from Treasury (up to)	10.00%
Share price as a percentage of current share price	90.00%
Service period for share-based compensation plan	2 years
Common shares reserved for issuance under the plans (in shares)	5,000,000
Number of shares remained authorized for future issuance under the plan (in shares)	4,431,093
Compensation expense included in selling, general and administrative expenses	$ 100	$ 100